Risk Management and Financial Instruments - Narrative (Details)		12 Months Ended
		Dec. 31, 2024 USD ($) counterparty	Dec. 31, 2023 USD ($)
Price Risk Derivatives [Line Items]
Foreign exchange risk		$ 1,100,000,000	$ 0
Foreign currency translation - net investment hedge		(67,000,000)	0
Provision for other credit losses		0	0
Financing receivable, recorded investment, past due		0	0
Estimated contractual recoveries		$ 48,000,000	0
Number of counterparties involved | counterparty		2
CER variable toll disputes		$ 98,000,000	0
Significant credit risk concentrations		0	$ 0
AOCI
Price Risk Derivatives [Line Items]
Foreign currency translation - net investment hedge	[1]	$ (67,000,000)

[1]	Accumulated other comprehensive income (loss).